Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

November 18, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 180 to the Registration Statement on Form N-1A of DWS Blue Chip Fund, DWS Capital Growth Fund, DWS Growth & Income Fund, DWS Mid Cap Growth Fund, DWS Small Cap Core Fund and DWS Small Cap Growth Fund (the “Funds”), each a series of DWS Investment Trust (the “Trust”); (Reg. Nos. 002-13628 and 811-00043)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 180 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 1, 2011. No fees are required in connection with this filing.

The purpose of the Amendment is to: (i)  reflect the approval of the reorganization of DWS Blue Chip Fund into a newly created shell series of the Trust that is substantially similar in all material respects to DWS Blue Chip Fund (the “Blue Chip Predecessor Fund”), a series of DWS Blue Chip Fund (Securities Act File No. 33-17777, Investment Company Act File No. 811-05357); (ii) reflect the approval of the reorganization of DWS Mid Cap Growth Fund and DWS Small Cap Growth Fund (the “Growth Predecessor Funds”) into newly created shell series of the Trust that are substantially similar in all material respects to the Growth Predecessor Funds, each a series of DWS Advisor Funds (Securities Act File No. 33-07404, Investment Company Act File No. 811-04760); and (iii) add disclosure regarding QS Investors LLC, new sub-advisor to DWS Blue Chip Fund, DWS Growth & Income Fund and DWS Small Cap Core Fund.

The Board of the Trust, DWS Blue Chip Fund and DWS Advisor Funds has approved the proposed reorganization. The Board of each Predecessor Fund approved an Agreement and Plan of Reorganization under which each Predecessor Fund will be reorganized into DWS Blue Chip Fund, DWS Mid Cap Growth Fund and DWS Small Cap Growth Fund, respectively, each a series of the Trust. The reorganization is intended to have no effect on the way the Predecessor Funds are managed or how their shares are offered.

The Amendment also reflects changes to the Funds’ non-fundamental investment policies reflected in Part I of the Statement of Additional Information.

Each of DWS Blue Chip Fund, DWS Mid Cap Growth Fund and DWS Small Cap Growth Fund has the same investment objectives, policies and operations as its Predecessor Fund and will offer the same classes of shares. The prospectus and statement of additional information for the Funds are identical to the currently effective Prospectus and Statement of Additional Information of the Predecessor Funds, except as necessary to note that each Fund is newly offered and to provide updates to the disclosure as necessary.

The Amendment has been electronically coded to show changes from the Funds’ (except for DWS Blue Chip Fund, DWS Mid Cap Growth Fund and DWS Small Cap Growth Fund) Prospectuses and Statements of Additional Information, filed with the Commission on January 29, 2010 in Post-Effective Amendment No. 176. The Amendment has been electronically coded to show changes from DWS Blue Chip Fund’s Prospectus and Statement of Additional Information, filed with the Commission on January 29, 2010 in Post-Effective Amendment No. 34 to the Registration Statement for DWS Blue Chip Fund. The Amendment has been electronically coded to show changes from DWS Mid Cap Growth Fund and DWS Small Cap Growth Fund’s Prospectus and Statement of Additional Information, filed with the Commission on January 29, 2010 in Post-Effective Amendment No. 173 to the Registration Statement for DWS Advisor Funds.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

                    /s/Laura McCollum
Laura McCollum
Vice President
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes and Gray